Mergers and Acquisitions - Components of Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended
	Jun. 25, 2012 Nitronex LLC [Member]	Sep. 28, 2012 Nitronex LLC [Member]	Jun. 25, 2012 Nitronex LLC [Member] Technology [Member]	Jun. 25, 2012 Nitronex LLC [Member] Customer Relationships [Member]	Sep. 28, 2012 Nitronex LLC [Member] Customer Relationships [Member]	Apr. 25, 2011 Optomai [Member]	Apr. 25, 2011 Optomai [Member] Technology [Member]	Apr. 25, 2011 Optomai [Member] Customer Relationships [Member]
Acquired Intangible Assets [Line Items]
Acquired intangible assets	$ 8,350	$ 2,760	$ 7,600	$ 750		$ 4,176	$ 2,565	$ 1,611